Equity - Additional Information (Detail) $ / shares in Units, $ in Millions							12 Months Ended
	Sep. 27, 2019 shares	Jul. 30, 2019 USD ($)	Jun. 27, 2019 shares	Apr. 17, 2019 CAD ($) $ / shares shares	Mar. 29, 2019 shares	Dec. 31, 2018 CAD ($)	Oct. 31, 2019 CAD ($) $ / shares shares		Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($)	Oct. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Floor price | $ / shares							$ 5.00
Description of conversion of preferred shares to common shares							Each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX.
Gross proceeds | $							$ 1,008,000,000	[1]	$ 400,000,000	$ 900,000,000
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance									6,095,201		6,108,307
Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $		$ 500									$ 500
Interest Rate		4.80%					4.80%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance									39,947,147		39,947,147
BMO Capital Trust II [Member] | Tier 1 Notes- Series A [member]
Disclosure of classes of share capital [line items]
Issued and outstanding redemption amount | $						$ 1,000
Redemption of capital trust securities | $						$ 450,000,000
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued							0		0
Shares repurchased for cancellation							1,000,000		10,000,000
Common shares [member] | Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Number of shares purchased							2,198,109		1,995,353
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share				Class B - Series 47			Class B – Series 47
Number of shares issued				14,000,000
Dividend rate reset term				5 years
Earliest redemption date				May 25, 2024
Dividend rate, percent				5.10%
Preferred shares issued price per share | $ / shares				$ 25.00
Gross proceeds | $				$ 350,000,000
Dividend rate reset premium				3.51%			3.51%
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation							1,000,000		10,000,000
Normal course issuer bid [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation							15,000,000
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Share conversion basis			One-for-one basis
Description of conversion of preferred share			Class B - Series 30
Number of shares tendered			223,098
Number of shares required for conversion			1,000,000
Number of shares issued			0
Dividend rate reset term			5 years
Earliest redemption date			Aug. 24, 2024
Dividend rate, percent			3.624%
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Share conversion basis					one-for-one basis
Description of conversion of preferred share					Class B - Series 28
Number of shares tendered					412,564
Number of shares required for conversion					1,000,000
Number of shares issued					0
Dividend rate reset term					5 years
Earliest redemption date					May 24, 2024
Dividend rate, percent					3.852%
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Share conversion basis	one-for-one basis
Description of conversion of preferred share	Class B - Series 31
Number of shares tendered	69,570
Number of shares required for conversion	1,000,000
Number of shares issued	0
Dividend rate reset term	5 years
Earliest redemption date	Nov. 24, 2024
Dividend rate, percent	3.851%

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).